INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets			$ 642,848	$ 642,848	$ 597,556	$ 96,407
Costs Capitalized During Current Fiscal Year	16,686	7,368	15,947	40,001	45,291	941,152
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets					0	(440,000)
Less: Accumulated Amortization			0	0	0	(76,434)
Less: Accumulated Amortization	0			0	0	0
Intangible Assets	682,849			682,849	642,848	597,556
Patent Application Cost [Member]
Intangible Assets			192,848	192,848	147,556	172,841
Costs Capitalized During Current Fiscal Year	16,686	7,368	15,947	40,001	45,292	51,152
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets					0	76,434
Intangible Assets	232,849			232,849	192,848	147,556
Trademarks [Member]
Intangible Assets					0	0
Costs Capitalized During Current Fiscal Year					0	0
Amortization of Intangible Assets During Current Quarter					0	0
Impairment of Intangible Assets					0	0
Intangible Assets					0	0
ANDA Acquisition Cost [Member]
Intangible Assets			450,000	450,000	450,000	0
Costs Capitalized During Current Fiscal Year	0	0	0	0	0	890,000
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets					0	(440,000)
Intangible Assets	$ 450,000			$ 450,000	$ 450,000	$ 450,000